Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents:

Note 3. Cash and Cash Equivalents:

Cash and Cash Equivalents

	March 31,	December 31,
	2023	2022
Bank deposits	$715,058	$1,123,095
Short term investments	9,951,194	14,257,394
Total	$10,666,252	$15,380,489

The Company’s cash and cash equivalents are predominantly held in U.S. banks and Canadian chartered banks. Short term investments include money market funds, certificates of deposit and U.S. treasury bills which mature in three months or less.